[COVER ARTWORK]

        CONTINENTAL ASSURANCE COMPANY

        SEPARATE ACCOUNT (B)

        REPORT TO PARTICIPANTS

        JUNE 30, 2001


Participants' Inquiries To:
Continental Assurance Company
Separate Account (B)
Attn: Individual Pension Accounts-35S
P.O. Box 803572
Chicago, Illinois 60680-3572
800-351-3001

[CNA LOGO]
For All the Commitments You Make(R)

[UNION BUG]
                                                     Web Site: www.cna.com/sab/
L 554-921 (06/01)            (08/01)                 Internet e-mail:sab@cna.com

--------------------------------------------------------------------------------

Dear Participant:
--------------------------------------------------------------------------------

   For the six months ended June 30, 2001, Separate Account (B)'s accumulated unit value decreased 12.21% while the dividend adjusted Standard & Poor's Index of 500 stocks (S&P 500) had a negative total return of 6.69%. The Lipper Index for Large-Cap Growth funds was down 16.64% for the comparable period. Separate Account (B)'s twelve month return of negative 21.00% trailed the S&P 500 return of negative 14.82%, but was better than the negative 30.63% return for Large-Cap Growth funds.

   The Federal Reserve lowered the benchmark Federal Reserve Fed funds rate target six times during the first half of 2001, from 6.50% to 3.75%. The Federal Reserve Funds rate is the target rate on overnight loans between banks. The first five rate cuts were 50 basis points each, whereas the rate cut at the end of June was for 25 basis points. The Federal Reserve bias indicates that the pattern of economic weakness continues to be evident, with declining profitability and business capital spending, weak expansion of consumption and slowing growth internationally. Market expectations are that the Federal Reserve will reduce the Fed Funds target at least one more time at its August meeting.

   The U.S. economy has continued to drag, with consumer spending holding up, but investment spending sharply declining. The economic weakness in this country is beginning to spread worldwide, with no apparent reversal on the near-term horizon. The Federal Reserve has indicated it will do whatever it takes to prevent a protracted economic slump, with history being a good indicator that the liquidity being created will eventually provide the stimulus for a market recovery. Easy money has been successful in stabilizing the economy and the stock market in the past 50 years. The structural imbalances are primarily in the technology and telecommunications areas. Although lower short-term rates won't immediately affect these areas of concern, rapid obsolescence of excess inventories could provide an impetus for new capital spending next year.

   Your Separate Account (B) portfolio is structured for growth, with a core holding of high quality, large capitalization companies. The portfolio had an average market cap of $81.3 billion and a median market cap of $40.7 billion, as of June 30, 2001. Unfortunately the large cap sector of the market has under-performed over the past 12 months, after strong performance from 1996 through 2000. The past year has been particularly harsh for technology stocks, as the representative NASDAQ composite index dropped 45.51% over the past 12 months. Separate Account (B) was approximately in line with the technology component of the S&P 500 Index so your fund performance tended to be better than growth stock funds, in general. Because value stocks and mid-cap stocks outperformed the overall market, Separate Account (B) under-performed the S&P 500 Index.

   With the market direction generally down during the first half of 2001, there was less opportunity to write profitable call options on the stocks we held in the portfolio. Therefore, the call writing program generated net premium of approximately $1.2 million versus $1.8 million in the six months ended June 30, 2000.

   In the past, stock market corrections of over eighteen months have been extremely rare. The major exceptions were the depression years 1929-1932 and a period of stagnation and high inflation, 1973-1974. Your management does not believe that conditions are in place for either a depression or accelerating high rates of inflation. Since World War II, a series of six interest rate cuts has occurred only four times -- 1976, 1982, 1986, and 1991. The S&P 500 return averaged 11% after six months and 21% after twelve months, following the sixth rate cut in each of the years mentioned. Other factors that should be positive for the economy and the stock market are falling energy prices and the near term tax refund. Unfortunately, the U.S. economy will probably have one or two more soft quarters that will continue to churn out weak earnings reports and result in ongoing market volatility.

   Your investment managers will continue to monitor market conditions closely and make portfolio changes that we believe will enhance portfolio returns. Thank you for your continued support and participation.

Cordially,

/s/Marilou R. McGirr
Marilou R. McGirr
Chairman of the Committee

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                SIX
                                               MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31,
(PER ACCUMULATION UNIT OUTSTANDING            JUNE 30,       ----------------------------------------------------------
DURING THE PERIOD)                              2001            2000            1999            1998            1997
-----------------------------------------------------------------------------------------------------------------------
Value at the beginning of the period             $26.37          $28.78          $21.55          $17.69          $14.14
                                             ----------      ----------      ----------      ----------      ----------
Investment income                                   .10             .20             .17             .20             .23
Fees                                                .10             .24             .20             .16             .13
                                             ----------      ----------      ----------      ----------      ----------
   NET INVESTMENT INCOME (LOSS)                     .00            (.04)           (.03)            .04             .10
Net gain (loss) on investments                    (3.03)          (2.37)           7.26            3.82            3.45
                                             ----------      ----------      ----------      ----------      ----------
   NET (DECREASE)/INCREASE IN
      PARTICIPANTS' EQUITY RESULTING FROM
      OPERATIONS                                  (3.03)          (2.41)           7.23            3.86            3.55
                                             ----------      ----------      ----------      ----------      ----------
VALUE AT END OF PERIOD                           $23.34          $26.37          $28.78          $21.55          $17.69
                                             ==========      ==========      ==========      ==========      ==========

Ratio of investment income -- net to
   average participants' equity                   (0.04)%         (0.14)%         (0.13)%          0.20%           0.60%

Ratio of fees to average participants'
   equity                                          0.82%           0.83%           0.83%           0.83%           0.83%
Portfolio turnover rate                              18%             19%             34%             41%             45%
Number of accumulation units outstanding
  at end of period                            7,260,109       7,492,803       7,908,845       8,320,912       8,612,630

--------------------------------------------------------------------------------
                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                       COMMITTEE FOR SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
                                    MEMBERS
--------------------------------------------------------------------------------

Marilou R. McGirr, Chairman
Vice President
Continental Assurance Company

Richard W. Dubberke
Vice President and
Portfolio Manager
Continental Assurance Company

Richard T. Fox
Financial Consultant

William W. Tongue
Professor of Economics
and Finance, Emeritus
University of Illinois at Chicago

Peter J. Wrenn
President
Hudson Technology, Inc.

--------------------------------------------------------------------------------

SECRETARY
Lynne Gugenheim
Group Vice President and
Deputy General Counsel

AUDITORS
Deloitte & Touche LLP
Chicago, Illinois

CUSTODIAN
Chase Manhattan Trust Company
of Illinois
Chicago, Illinois

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     This report has been prepared for the information of participants in Continental Assurance Company Separate Account (B) and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding Separate Account (B)'s objectives, policies, management, records, sales commissions and other information.
--------------------------------------------------------------------------------

                    ---------------------------------------
                                   RECORD OF
                            ACCUMULATION UNIT VALUES
                    ---------------------------------------

                      UNIT
       VALUATION     MARKET
          DATE       VALUE
---------------------------
2001  June 30,       $23.34
2000  December 31,    26.37
1999  December 31,    28.78
1998  December 31,    21.55
1997  December 31,    17.69
1996  December 31,    14.14
1995  December 31,    11.74
1994  December 31,     8.85
1993  December 31,     8.91
1992  December 31,     7.70
1991  December 31,     7.29

     The Annuity Unit Values shown at the right are based on the monthly increases or decreases in the accumulation unit values in excess of an assumed annualized rate of 3 1/2% and rounded to the nearest cent.

                    ---------------------------------------
                                   RECORD OF
                              ANNUITY UNIT VALUES
                    ---------------------------------------

                      UNIT
       VALUATION     MARKET
          DATE       VALUE
---------------------------
2001  July 1,        $ 7.05
2000  December 31,     8.15
1999  December 31,     8.71
1998  December 31,     6.69
1997  December 31,     6.05
1996  December 31,     4.88
1995  December 31,     4.36
1994  December 31,     3.35
1993  December 31,     3.39
1992  December 31,     3.14
1991  December 31,     2.71

--------------------------------------------------------------------------------
         ILLUSTRATION OF AN ASSUMED INVESTMENT IN ONE ACCUMULATION UNIT
--------------------------------------------------------------------------------
     Separate Account (B) does not make distributions of investment income and realized capital gains; therefore, the unit values include investment income and capital gains. This chart displays the unit value at December 31, for the past ten years, and at June 30, 2001. This period was one of mixed stock prices. These values should not be considered representations of values which may be achieved in the future.
[BAR GRAPH]

                                                                              UNIT VALUE
                                                                              ----------
1991                                                                              7.29
1992                                                                              7.70
1993                                                                              8.91
1994                                                                              8.85
1995                                                                             11.74
1996                                                                             14.14
1997                                                                             17.69
1998                                                                             21.55
1999                                                                             28.78
2000                                                                             26.37
June 30, 2001                                                                    23.34

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     SCHEDULE OF INVESTMENTS -- (UNAUDITED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2001

                                                              NUMBER OF                         MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES         COST              VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS: (96.3%)

   CONSUMER DISCRETIONARY-(16.5%)
      MEDIA
      AT&T Corp-Liberty Media A                                513,248    $  1,223,998       $  8,976,708
      America Online, Inc.                                      60,000       3,984,094          3,180,000
      Clear Channel                                             40,000       2,448,257          2,508,000
      Comcast Corporation Class A                              120,000       2,964,297          5,208,000
      General Motors Class H                                    80,000       2,365,522          1,620,000
      Tribune Company                                           90,000       2,663,600          3,600,900
                                                                          ------------       ------------
                                                                            15,649,768         25,093,608
                                                                          ------------       ------------
      MULTILINE RETAIL
      Wal-Mart Stores, Inc.                                     60,000       3,021,901          2,928,000
                                                                          ------------       ------------
   CONSUMER STAPLES-(6.7%)
      BEVERAGES
      Pepsico, Inc.                                             82,000       2,631,794          3,624,400
                                                                          ------------       ------------
      FOOD PRODUCTS
      Hain Celestial Group, Inc.                                75,000       2,483,243          1,650,000
                                                                          ------------       ------------
      FOOD & DRUG RETAILING
      The Kroger Co.                                           120,000       3,024,930          3,000,000
      Safeway, Inc.                                             30,000         905,675          1,440,000
                                                                          ------------       ------------
                                                                             3,930,605          4,440,000
                                                                          ------------       ------------
   ENERGY/EQUIPMENT & SERVICES-(5.4%)
      ENERGY
      Peabody Energy Corporation                                60,000       1,842,316          1,965,000
                                                                          ------------       ------------
      EQUIPMENT & SERVICES
      Calpine Corp.                                             50,000       2,186,954          1,890,000
      Schlumberger, Ltd.                                        54,600       1,973,064          2,874,690
      Transocean Sedco Forex, Inc.                              55,606       2,032,702          2,293,748
                                                                          ------------       ------------
                                                                             6,192,720          7,058,438
                                                                          ------------       ------------
   FINANCIAL-(13.8%)
      BANKS
      Mellon Financial Corp.                                    75,000       3,017,213          3,450,000
      Wells Fargo & Company                                    100,000       2,381,250          4,643,000
                                                                          ------------       ------------
                                                                             5,398,463          8,093,000
                                                                          ------------       ------------
      DIVERSIFIED FINANCIALS
      American Express Company                                  85,000       2,996,937          3,298,000
      Citigroup, Inc.                                           97,500       1,137,760          5,151,900
      Federal Home Loan Mortgage                                40,000       2,000,525          2,800,000
      J.P. Morgan Chase                                         40,000       2,104,350          1,784,000
                                                                          ------------       ------------
                                                                             8,239,572         13,033,900
                                                                          ------------       ------------
      INSURANCE
      American International Group                              25,000       1,933,950          2,150,000
                                                                          ------------       ------------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS -- (UNAUDITED)(CONTINUED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2001

                                                              NUMBER OF                         MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES         COST              VALUE
---------------------------------------------------------------------------------------------------------
HEALTHCARE-(17.5%)
    HEALTHCARE EQUIPMENT
    Medtronic, Inc.                                            120,000    $  2,278,575       $  5,521,200
                                                                          ------------       ------------
    HEALTHCARE PROVIDER
    Cardinal Health, Inc.                                       64,437       3,038,650          4,446,153
    Columbia/HCA Healthcare                                     80,000       2,157,618          3,615,200
                                                                          ------------       ------------
                                                                             5,196,268          8,061,353
                                                                          ------------       ------------
    BIOTECHNOLOGY
    Genetech, Inc.                                              39,000       2,931,511          2,148,900
                                                                          ------------       ------------
    PHARMACEUTICALS
    Lilly (Eli) Corp.                                           37,100       3,042,260          2,745,400
    Pfizer, Inc.                                               133,000         147,049          5,326,650
    Pharmacia Corporation                                       70,000       2,638,288          3,216,500
    Watson Pharmaceuticals, Inc.                                40,000       1,984,275          2,465,600
                                                                          ------------       ------------
                                                                             7,811,872         13,754,150
                                                                          ------------       ------------
  INDUSTRIALS-(10.4%)
    AEROSPACE & DEFENSE
    General Dynamics                                            30,000       2,041,366          2,334,300
                                                                          ------------       ------------
    ELECTRICAL EQUIPMENT
    Molex, Inc. Class A                                         86,993         828,187          2,594,131
                                                                          ------------       ------------
    INDUSTRIAL CONGLOMERATE
    General Electric Co.                                       120,000       2,014,213          5,850,000
    Tyco International, Ltd.                                    92,000       2,692,488          5,014,000
                                                                          ------------       ------------
                                                                             4,706,701         10,864,000
                                                                          ------------       ------------
    ROAD & RAIL
    Canadian Pacific, Ltd.                                      50,000       2,102,094          1,937,500
                                                                          ------------       ------------
  INFORMATION TECHNOLOGY-(16.9%)
    COMMUNICATIONS EQUIPMENT
    Cisco Systems, Inc.                                        150,000       1,545,035          2,730,000
    JDS Uniphase Corporation                                    50,000       1,133,429            637,500
    Nokia Corp.                                                 50,000       2,591,283          1,102,000
    Qualcomm, Inc.                                              35,000       2,161,310          2,046,800
    Tellabs, Inc.                                               81,000       3,745,001          1,561,680
                                                                          ------------       ------------
                                                                            11,176,058          8,077,980
                                                                          ------------       ------------
  COMPUTERS & PERIPHERALS
    EMC Corporation                                             71,400       1,423,102          2,074,170
    International Business Machines Corp.                       20,000       1,877,488          2,260,000
    Sun Microsystems, Inc.                                     140,000       2,461,213          2,200,800
                                                                          ------------       ------------
                                                                             5,761,803          6,534,970
                                                                          ------------       ------------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS -- (UNAUDITED)(CONTINUED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2001

                                                              NUMBER OF                         MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES         COST              VALUE
---------------------------------------------------------------------------------------------------------
    SOFTWARE
    BEA Systems                                                 40,000    $  1,413,450       $  1,228,400
    First Data Corp.                                            65,000       1,519,950          4,176,250
    Microsoft Corporation                                       41,000       3,262,766          2,976,600
                                                                          ------------       ------------
                                                                             6,196,166          8,381,250
                                                                          ------------       ------------
    SEMICONDUCTOR EQUIPMENT
    Applied Materials, Inc.                                     81,000       3,561,500          3,977,100
                                                                          ------------       ------------
    SEMICONDUCTOR CHIPS
    Intel Corporation                                           59,200       1,722,569          1,731,600
                                                                          ------------       ------------
MATERIALS-(2.6%)
    Alcoa, Inc.                                                110,000       3,626,643          4,334,000
                                                                          ------------       ------------
TELECOMMUNICATION SERVICES-(3.4%)
    Qwest Communications                                        60,000       2,342,670          1,912,200
    Verizon (FKA Bell Atlantic)                                 45,000       2,670,119          2,407,500
    Vodafon Group                                               65,000       2,437,545          1,452,750
                                                                          ------------       ------------
                                                                             7,450,334          5,772,450
                                                                          ------------       ------------
UTILITIES MULTI-UTILITIES-(4.1%)
    Enron Corp.                                                 87,500       1,800,528          4,287,500
    Williams Companies, Inc.                                    80,000       2,827,417          2,636,000
                                                                          ------------       ------------
                                                                             4,627,945          6,923,500
                                                                          ------------       ------------
         TOTAL COMMON STOCKS-(96.3%)                                      $123,343,917       $162,984,729
                                                                          ------------       ------------
SHORT-TERM BONDS
    FINANCIAL SERVICES -- BANK-(3.7%)
    Bank One NA Illinois, 3.60% Due 7/05/01                   6,326,000      6,326,000          6,326,000
                                                                          ------------       ------------
         TOTAL SHORT-TERM BONDS                                           $  6,326,000       $  6,326,000
                                                                          ------------       ------------
         TOTAL INVESTMENTS-(100.0%)                                       $129,669,917       $169,310,729
                                                                          ============       ============

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS -- (UNAUDITED)(CONTINUED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2001

                                                               NUMBER OF          MARKET
(All investments are in securities of unaffiliated issuers)    CONTRACTS          VALUE
-----------------------------------------------------------------------------------------
OPTIONS:
   Enron Corp                                                    100             $ (5,500)
   Tyco International, Ltd                                       100               (2,001)
   Qualcomm, Inc.                                                100               (4,001)
                                                                                 --------
         TOTAL OPTIONS                                                           $(11,502)
                                                                                 ========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TEN LARGEST COMMON STOCK HOLDINGS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  MARKET          % OF NET
JUNE 30, 2001 (UNAUDITED)                                          VALUE           ASSETS
------------------------------------------------------------------------------------------
AT&T Corp-Liberty Media A                                       $ 8,976,708          5.3%
General Electric Co.                                              5,850,000          3.5%
Medtronic, Inc.                                                   5,521,200          3.3%
Pfizer, Inc.                                                      5,326,650          3.2%
Comcast Corporation Class A                                       5,208,000          3.1%
Citigroup, Inc.                                                   5,151,900          3.1%
Tyco International, Ltd                                           5,014,000          3.0%
Wells Fargo & Company                                             4,643,000          2.8%
Cardinal Health, Inc.                                             4,446,153          2.6%
Alcoa, Inc.                                                       4,334,000          2.6%
------------------------------------------------------------------------------------------
    TEN LARGEST COMMON STOCK HOLDINGS                           $54,471,611         32.4%
==========================================================================================

--------------------------------------------------------------------------------
                        ALLOCATION OF EQUITY INVESTMENTS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JUNE 30, 2001 (UNAUDITED)
---------------------------------------------------------------------------
Healthcare                                                           18.1%
Information Technology                                               17.6%
Consumer Discretionary                                               17.2%
Financial                                                            14.3%
Industrials                                                          10.9%
Consumer Staples                                                      6.0%
Energy/Equipment & Services                                           5.5%
Utilities Multi-Utilities                                             4.2%
Telecommunications Services                                           3.5%
Materials                                                             2.7%
---------------------------------------------------------------------------
    ALLOCATION OF EQUITY INVESTMENTS                                100.0%
===========================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    JUNE 30, (UNAUDITED)                            2001
----------------------------------------------------------------------------
ASSETS:
   Investments in securities of unaffiliated issuers
      Common stocks, at market ( cost: $123,343,917)            $162,984,729
      Call options written at market                                   1,997
   Short-term notes, at amortized cost (approximates market)       6,327,898
                                                                ------------
          TOTAL INVESTMENTS                                      169,314,624
   Cash                                                               47,689
   Dividends receivable                                               25,377
   Receivable for securities sold                                    469,264
                                                                ------------
          TOTAL ASSETS                                           169,856,954
                                                                ------------
LIABILITIES:
   Fees payable to Continental Assurance Company                     415,829
   Deferred income on call options written                            97,997
   Payable for securities purchased                                  847,620
   Investment payable                                                383,687
   Payable to Continental Assurance Company for fund
     withdrawals                                                      74,361
                                                                ------------
          TOTAL LIABILITIES                                        1,819,494
----------------------------------------------------------------------------
PARTICIPANTS' EQUITY -- NET ASSETS (7,260,109 units issued
  and outstanding at $23.34 per unit)                           $168,037,460
============================================================================

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           SIX MONTHS ENDED JUNE 30, (UNAUDITED)                    2001
----------------------------------------------------------------------------
Investment Income:
   Dividends                                                    $    550,474
   Interest and other                                                145,001
                                                                ------------
         Total investment income                                     695,475
                                                                ------------
Fees to Continental Assurance Company:
   Investment advisory fees                                     $    443,097
   Service fees                                                      292,444
                                                                ------------
         Total fees                                                  735,541
                                                                ------------
         NET INVESTMENT LOSS                                         (40,066)
                                                                ------------
Investments: (Note 3)
   Net realized gains and losses
         Stock                                                  $  2,688,158
         Bonds                                                           (87)
         Calls written                                             1,265,282
   Change in net unrealized gains and losses                     (27,902,411)
                                                                ------------
         NET LOSS ON INVESTMENTS                                 (23,949,058)
----------------------------------------------------------------------------
NET DECREASE IN PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                                                    $(23,989,124)
============================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  STATEMENT OF CHANGES IN PARTICIPANTS' EQUITY
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30, (UNAUDITED)                               2001            2000
--------------------------------------------------------------------------------------------
From operations:
  Net investment loss                                           $    (40,066)   $   (191,407)
  Net realized gain on investments                                 3,953,353      12,968,928
  Change in net unrealized (loss) on investments                 (27,902,411)     (8,658,730)
                                                                ------------    ------------
    Net (decrease)/increase in participants' equity
     resulting from operations                                   (23,989,124)      4,118,791
From unit transactions:
  Sales                                                            1,029,017       4,103,656
  Withdrawals                                                     (6,225,782)     (9,271,427)
                                                                ------------    ------------
      Net (decrease) in participants' equity resulting from
       unit transactions                                          (5,196,765)     (5,167,771)
                                                                ------------    ------------
      TOTAL (DECREASE) IN PARTICIPANTS' EQUITY                   (29,185,889)     (1,048,980)
Participants' equity, January 1                                  197,223,350     227,654,341
--------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY, JUNE 30                                   $168,037,460    $226,605,361
--------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                    NOTE 1. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ORGANIZATION
    Continental Assurance Company Separate Account (B) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Separate Account (B) is part of the Continental Assurance Company (CAC), an Illinois life insurance company which is a wholly-owned subsidiary of Continental Casualty Company (Casualty). Casualty is wholly-owned by CNA Financial Corporation (CNA). Loews Corporation owns approximately 87% of the outstanding common stock of CNA.
    The operations of CAC include the sale of certain variable annuity contracts, the proceeds of which are invested in Separate Account (B). CAC also provides investment advisory and administrative services to Separate Account (B) for a fee.
    The assets and liabilities of Separate Account (B) are segregated from those of CAC.

INVESTMENTS
    Investments in securities traded on national securities exchanges are valued at the last reported sales price.
    Securities not traded on a national exchange are valued at the bid price of over-the-counter market quotations. Short-term notes are valued at cost plus accrued discount or interest (amortized cost) which approximates market.
    Net realized gains and losses on sales of securities are determined as the difference between proceeds and cost, using the specific identification method. There are no differences in cost for financial statement and Federal income tax purposes.
    Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.
    Separate Account (B) may loan securities, up to a maximum of 25% of its net assets, to brokers under loan agreements which are fully secured by cash or government securities. Loaned securities are not reported herein as purchases or sales since Separate Account (B) remains the owner of the loaned securities. As of June 30, 2001 no investment securities owned by Separate Account (B) were loaned to brokers under loan agreements.

FEDERAL INCOME TAXES
    Under existing Federal income tax law, no taxes are payable by Separate Account (B) on the net investment income and net gain on investments, which are reinvested in Separate Account (B) and taken into account in determining unit values.

OTHER
    The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           NOTE 2. PARTICIPANTS' EQUITY -- NET ASSETS -- (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Participants' equity -- net assets consisted of the following:

---------------------------------------------------------------------------------------------
                          JUNE 30                                 2001           2000
---------------------------------------------------------------------------------------------
From operations:
    Accumulated investment income-net                         $ 51,444,629   $ 52,038,855
    Accumulated net realized gain on investment transactions   159,306,838    147,403,795
    Accumulated unrealized gain                                 50,901,339    104,509,642
    Accumulated unrealized loss                                (11,258,530)    (7,261,125)
                                                              ------------   ------------
      Accumulated income                                      $250,394,276   $296,691,167
From unit transactions:
    Accumulated withdrawals of units, net of sales             (82,356,814)   (70,085,806)
---------------------------------------------------------------------------------------------
TOTAL PARTICIPANTS' EQUITY-NET ASSETS                         $168,037,460   $226,605,361
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       NOTE 3. INVESTMENTS -- (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENTS
SIX MONTHS ENDED JUNE 30,                                                        2001
---------------------------------------------------------------------------------------------
Aggregate proceeds                                                           $249,184,533
Aggregate cost                                                                245,231,180
---------------------------------------------------------------------------------------------
    Net realized gain                                                        $  3,953,353
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED (LOSS) ON INVESTMENTS
SIX MONTHS ENDED JUNE 30,                                                        2001
---------------------------------------------------------------------------------------------
Net unrealized loss on investments
    Balance June 30,                                                         $ 39,642,809
    Less Balance, January 1                                                    67,545,220
---------------------------------------------------------------------------------------------
    Change in net unrealized loss                                            $(27,902,411)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
AGGREGATE COST OF SECURITIES PURCHASED
SIX MONTHS ENDED JUNE 30,                                                        2001
---------------------------------------------------------------------------------------------
Common stocks                                                                $ 31,545,136
Short-term notes                                                              213,480,332
---------------------------------------------------------------------------------------------
    Total purchases                                                          $245,025,468
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            NOTE 4. MANAGEMENT FEES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) pays fees to CAC for investment advisory and management services, under an advisory agreement, "The Investment Advisory Agreement", which are set by contract at one-half of one percent per annum of the average daily net assets of Separate Account (B).

The Investment Advisory Agreement additionally provides for the reimbursement to CAC for certain legal, accounting and other expenses. Such reimbursement of service fees is computed at the rate of 0.33 of one percent per annum of the average daily net assets of Separate Account (B).

     Participants pay fees directly to CAC for sales and administrative services. Sales fees represent costs paid by participants upon purchase of additional accumulation units; administrative fees are deducted annually from certain participants' accounts.

--------------------------------------------------------------------------------
FEES AND EXPENSES PAID TO CAC

SIX MONTHS ENDED JUNE 30,                                         2001
------------------------------------------------------------------------
Investment advisory fees                                        $443,097
Service fees                                                     292,444
                                                                --------
      Total fees charged to participants' equity                 735,541
Sales and administrative fees paid by participants                 7,829
------------------------------------------------------------------------
      Total                                                     $743,370
------------------------------------------------------------------------
------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) invests from time to time in certain derivative financial instruments; primarily call options, to increase investment returns.

     Derivatives are carried at fair value which generally reflects the estimated amounts that Separate Account (B) would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for all of Separate Account (B)'s derivatives.

     The fair values associated with these instruments are generally affected by changes in the underlying stock price. The credit risk associated with these instruments is minimal as all transactions are cleared through security exchanges.

     A summary of the aggregated notional amounts and estimated market values of call options at June 30, 2001, as well as the monthly average market values, the average market values and the recognized gain, are presented below.

                                  CALL OPTIONS
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30, (UNAUDITED)                              2001
--------------------------------------------------------------------------
Notional Value                                                  $2,900,000
Market Value                                                    $  122,973
Monthly Average                                                 $  (17,568)
Net Realized Gain                                               $1,265,282
--------------------------------------------------------------------------

     These options were collateralized by stock with a market value of $2,836,800 at June 30, 2001.